Schedule of Investments
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.75%
Australia–3.25%
ALS Ltd.	1,386,691	$20,929,649
Cochlear Ltd.	274,956	23,043,643
Computershare Ltd.	1,160,725	33,351,205
		77,324,497
Austria–2.07%
ANDRITZ AG	303,459	28,585,160
Verbund AG	301,967	20,726,723
		49,311,883
Brazil–4.88%
Itausa S.A., Preference Shares	8,080,300	22,029,284
Raia Drogasil S.A.	10,251,613	37,373,092
TOTVS S.A.	3,378,793	20,702,743
WEG S.A.	3,896,864	36,284,581
		116,389,700
Canada–1.77%
CCL Industries, Inc., Class B	424,899	28,173,030
Sprott, Inc.(a)	134,770	13,882,658
		42,055,688
China–2.46%
Chow Tai Fook Jewellery Group Ltd.	19,342,400	30,463,513
Tingyi Cayman Islands Holding Corp.	18,654,000	28,251,662
		58,715,175
Denmark–2.27%
ChemoMetec A/S	457,126	30,509,838
Pandora A/S	188,190	23,566,754
		54,076,592
Finland–2.03%
Elisa OYJ	734,349	29,615,407
Wartsila OYJ Abp	551,356	18,697,740
		48,313,147
France–6.39%
Alten S.A.	238,271	20,720,808
Gaztransport Et Technigaz S.A.	94,978	21,466,850
Interparfums S.A.	792,015	22,482,437
Legrand S.A.	148,916	22,639,583
Neurones	565,563	24,875,946
Technip Energies N.V.	631,344	21,836,118
Vallourec SACA	758,338	18,284,350
		152,306,092
Germany–5.30%
Atoss Software SE	124,094	12,089,310
Carl Zeiss Meditec AG, BR	646,922	22,795,896
CTS Eventim AG & Co. KGaA	556,290	37,533,331
FUCHS SE, Preference Shares	529,820	24,557,574
Knorr-Bremse AG	245,638	29,215,130
		126,191,241
Shares		Value
Hong Kong–0.96%
HKT Trust & HKT Ltd.	13,577,000	$22,983,762
India–0.85%
Bajaj Holdings & Investment Ltd., Class A	171,111	20,337,032
Indonesia–2.64%
PT Indofood CBP Sukses Makmur Tbk	48,361,700	18,742,883
PT Selamat Sempurna Tbk	102,041,700	10,154,630
PT Telkom Indonesia (Persero) Tbk	132,272,100	19,310,499
PT United Tractors Tbk	11,005,000	14,686,214
		62,894,226
Italy–2.52%
Interpump Group S.p.A.	530,837	21,369,991
Recordati Industria Chimica e Farmaceutica S.p.A.	649,902	38,714,014
		60,084,005
Japan–20.57%
As One Corp.	1,056,852	15,924,654
Azbil Corp.	4,588,000	47,508,797
C. Uyemura & Co. Ltd.	2,400	337,588
Disco Corp.	94,600	33,813,281
Fujimi, Inc.	889,000	20,809,510
Fukui Computer Holdings, Inc.	468,500	9,408,786
Funai Soken Holdings, Inc.	714,500	4,948,156
Japan Airport Terminal Co. Ltd.	174,300	6,165,962
Katitas Co. Ltd.	786,200	16,657,902
Kikkoman Corp.	3,223,000	33,193,561
MEITEC Group Holdings, Inc.	1,005,758	21,052,692
NOF Corp.	788,600	13,702,242
Nomura Research Institute Ltd.	787,300	23,291,126
NSD Co. Ltd.	938,794	16,772,157
OBIC Business Consultants Co. Ltd.	336,700	17,087,441
OBIC Co. Ltd.	1,343,800	38,544,968
Olympus Corp.	3,499,900	40,001,680
Seria Co. Ltd.	970,200	23,507,281
Shimano, Inc.(a)	245,000	30,926,381
SHO-BOND Holdings Co. Ltd.	2,558,000	21,171,743
TKC Corp.	668,718	16,228,684
Toyo Suisan Kaisha Ltd.	370,100	24,014,039
USS Co. Ltd.	1,188,396	15,008,104
		490,076,735
Mexico–2.22%
Gruma S.A.B. de C.V., Class B	1,985,618	29,605,135
Regional S.A.B. de C.V.	2,850,946	23,410,696
		53,015,831
Netherlands–1.07%
IMCD N.V.	231,782	25,393,081
Norway–1.09%
Gjensidige Forsikring ASA	873,637	26,061,404
South Africa–0.31%
Hudaco Industries Ltd.	639,411	7,455,473
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Korea–1.46%
Coway Co. Ltd.	352,207	$22,313,692
Park Systems Corp.	71,592	12,494,109
		34,807,801
Sweden–6.75%
AAK AB	568,314	12,263,227
Addtech AB, Class B	565,135	20,563,070
Hexpol AB	2,304,655	21,451,652
Karnov Group AB	2,563,712	18,898,841
Loomis AB	401,767	22,171,307
Mycronic AB	872,892	28,842,096
Svenska Handelsbanken AB, Class A	2,391,822	36,572,293
		160,762,486
Switzerland–7.73%
BKW AG	145,403	24,020,853
Bucher Industries AG	38,710	15,208,843
Cembra Money Bank AG	194,101	21,580,008
Partners Group Holding AG	36,960	30,807,215
Sika AG(b)	120,956	27,213,962
Tecan Group AG, Class R(b)	112,826	26,073,864
VZ Holding AG	204,889	39,309,669
		184,214,414
Taiwan–4.55%
Advantech Co. Ltd.	2,752,726	46,889,056
Innodisk Corp.	347,000	13,396,984
Nien Made Enterprise Co. Ltd.	2,818,000	33,224,830
Voltronic Power Technology Corp.	505,000	14,815,252
		108,326,122
United Kingdom–9.90%
Bunzl PLC	1,201,184	45,329,228
Diploma PLC	161,780	16,021,543
Hill & Smith PLC	554,357	21,401,284
Howden Joinery Group PLC	2,524,864	26,903,913
IMI PLC	691,534	27,480,542
Rathbones Group PLC	675,681	15,201,846
Shares		Value
United Kingdom–(continued)
Rightmove PLC	3,521,188	$22,076,203
Spirax Group PLC	396,080	37,135,250
Weir Group PLC (The)	681,753	24,323,110
		235,872,919
United States–4.71%
Allegion PLC	222,077	34,954,920
ICON PLC(b)	241,456	39,493,751
PriceSmart, Inc.	78,493	15,220,578
Tenaris S.A., ADR(a)	392,759	22,516,873
		112,186,122
Total Common Stocks & Other Equity Interests (Cost $1,776,383,682)		2,329,155,428
Money Market Funds–2.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d)	18,810,661	18,810,661
Invesco Treasury Portfolio, Institutional Class, 3.63%(c)(d)	34,934,086	34,934,086
Total Money Market Funds (Cost $53,744,747)		53,744,747
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,830,128,429)		2,382,900,175
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.65%
Invesco Private Government Fund, 3.69%(c)(d)(e)	4,338,095	4,338,095
Invesco Private Prime Fund, 3.82%(c)(d)(e)	11,273,338	11,274,465
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,612,560)		15,612,560
TOTAL INVESTMENTS IN SECURITIES—100.66% (Cost $1,845,740,989)		2,398,512,735
OTHER ASSETS LESS LIABILITIES–(0.66)%		(15,766,774)
NET ASSETS–100.00%		$2,382,745,961
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,110,564	$229,728,199	$(222,028,102)	$-	$-	$18,810,661	$(27,224)
Invesco Treasury Portfolio, Institutional Class	20,633,904	426,638,087	(412,337,905)	-	-	34,934,086	420,112
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,362,415	$193,865,198	$(191,889,518)	$-	$-	$4,338,095	$239,550*
Invesco Private Prime Fund	6,419,121	408,534,635	(403,672,857)	-	(6,434)	11,274,465	655,943*
Total	$40,526,004	$1,258,766,119	$(1,229,928,382)	$-	$(6,434)	$69,357,307	$1,288,381

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$77,324,497	$—	$77,324,497
Austria	—	49,311,883	—	49,311,883
Brazil	116,389,700	—	—	116,389,700
Canada	42,055,688	—	—	42,055,688
China	—	58,715,175	—	58,715,175
Denmark	—	54,076,592	—	54,076,592
Finland	—	48,313,147	—	48,313,147
France	—	152,306,092	—	152,306,092
Germany	—	126,191,241	—	126,191,241
Hong Kong	—	22,983,762	—	22,983,762
India	—	20,337,032	—	20,337,032
Indonesia	—	62,894,226	—	62,894,226
Italy	—	60,084,005	—	60,084,005
Japan	337,588	489,739,147	—	490,076,735
Mexico	53,015,831	—	—	53,015,831
Netherlands	—	25,393,081	—	25,393,081
Norway	—	26,061,404	—	26,061,404
South Africa	—	7,455,473	—	7,455,473
South Korea	—	34,807,801	—	34,807,801
Sweden	—	160,762,486	—	160,762,486
Switzerland	—	184,214,414	—	184,214,414
Taiwan	—	108,326,122	—	108,326,122
United Kingdom	—	235,872,919	—	235,872,919
United States	112,186,122	—	—	112,186,122
Money Market Funds	53,744,747	15,612,560	—	69,357,307
Total Investments	$377,729,676	$2,020,783,059	$—	$2,398,512,735
Invesco International Small-Mid Company Fund